Total
The Teberg Fund
FUND SUMMARY
Investment Objective:
The Teberg Fund (the “Fund”) seeks to maximize total return (capital appreciation plus income).
Fees and Expenses of the Fund:

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	The Teberg Fund The Teberg Fund
Maximum Sales Charge (Load) Imposed on purchases (as a percentage of offering price)	none
Redemption Fee (as a % of amount redeemed)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	The Teberg Fund The Teberg Fund
Management Fees	1.25%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.68%
Acquired Fund Fees and Expenses	0.22%	[1]
Total Annual Fund Operating Expenses	2.40%
Fee Waiver and Expense Reimbursement	(0.43%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver & Reimbursements	1.97%
[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.
[2]	First Associated Investment Advisors, Inc. (the “Adviser”) has contractually agreed to waive all or a portion of its management fees and pay expenses of the Fund to ensure that Total Annual Fund Operating Expenses After Fee Waiver & Reimbursement (excluding any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses; borrowing costs (such as interest and dividend expense on securities sold short), taxes, and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Adviser))) do not exceed 1.75% of the Fund’s average daily net assets (the “Expense Cap”). The Expense Cap will remain in effect through at least August 1, 2024 and may be terminated by the Board of Trustees only on 60-days’ written notice to the Adviser. The Adviser may request recoupment of previously waived fees and paid expenses from the Fund for three years from the date they were waived or paid, if such recoupment can be achieved within the foregoing expense limits or within the expense limits in place at the time of recoupment, whichever is lower.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
The Teberg Fund | The Teberg Fund | USD ($)	200	707	1,242	2,704

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 0.60% of the average value of its portfolio.

Principal Investment Strategies:

To achieve the Fund’s investment objective, the Adviser invests the Fund’s assets primarily in shares of any number of other no-load and load-waived mutual funds, which may include exchange traded funds (“ETFs”), sometimes referred to in this Prospectus as “Underlying Funds.” The Underlying Funds pursue their own investment objectives by investing in particular types of securities (e.g., equity or debt), emphasizing a particular investment style (e.g., value or growth), or emphasizing certain industries or sectors. Some of the Underlying Funds invest in the stocks of small, medium and large capitalization domestic or international companies while others invest in fixed-income securities of varying maturities (e.g., short-term, intermediate or long-term) and credit qualities (e.g., investment grade or lower than investment grade), including government and corporate bonds, as well as high-yield securities or “junk bonds.” Over time, the Fund’s asset mix is likely to consist of a combination of equity, fixed-income, or money market funds; however, the Fund reserves the right to invest all of its assets in any one of these asset classes depending upon market conditions and to actively trade in Underlying Funds. Additionally, the Fund may commit up to 80% of its net assets at any given time to Underlying Funds that invest in high-yield or “junk bond” securities. Although not its primary investment focus, the Fund also may purchase shares of international and global Underlying Funds that invest in securities of companies located outside of the U.S. when they meet the Adviser’s selective criteria. Such investments, however, will not comprise more than 5% of the Fund’s portfolio at any given time.

The Adviser is responsible for constructing and maintaining the allocation of the Fund’s assets in a timely combination of Underlying Funds that maximizes the Fund’s total return. The Adviser uses a “top down” approach to select Underlying Funds that begins with an analysis of the general economic outlook. The next step is to analyze historical market patterns with the goal of determining which categories and sectors are likely to perform well in certain economic conditions. Next, the Adviser analyzes the historical returns of a broad universe of mutual funds and selects those that exhibit the potential for superior growth based on factors including, but not limited to, their exposure to risk, historical performance, downside records, and competitive position.

To determine when to sell Underlying Funds, the Adviser analyzes how the general economic outlook could impact certain categories and sectors based on historical market patterns. The Adviser continuously monitors the pricing of each Underlying Fund to identify if it is performing as anticipated with the goal of selling an Underlying Fund when it appears to have reached its expected growth potential. The Adviser may sell an Underlying Fund prior to reaching this growth level if the economic outlook changes or it appears that the Underlying Fund is not reacting to current conditions as it has to similar periods in the past.

Because the Fund is a “fund of funds,” you will indirectly bear your proportionate share of any fees and expenses charged by the Underlying Funds in which the Fund invests in addition to the expenses of the Fund. Actual Underlying Fund expenses are expected to vary with changes in the allocation of the Fund’s assets among various Underlying Funds.

Principal Investment Risks:

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund’s net asset value and performance.

Performance:

The bar chart and performance table show the variability of the Fund’s returns, over time which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s shares for each of the past 10 full calendar years. The performance table compares the performance of the Fund’s shares over time to the performance of a broad-based market index and a supplemental index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. The Fund acquired all of the assets and liabilities of The Teberg Fund (the “Predecessor Fund”) in a tax-free reorganization on December 13, 2013. In connection with this acquisition, shares of the Predecessor Fund were exchanged for shares of the Fund. The performance information set forth below includes the historical performance of the Predecessor Fund shares. Updated information on the Fund’s results can be obtained by visiting www.tebergfund.com.

Calendar Year Total Returns (%) as of December 31

The Fund’s year-to-date return as of June 30, 2023, was 22.44%. During the period of time displayed in the bar chart, the Fund’s highest quarterly return was 19.19% for the quarter ended 6/30/2020, and the Fund’s lowest quarterly return was (20.35)% for the quarter ended 3/31/2020.

Average Annual Total Returns (For the years ended December 31, 2022)
Average Annual Total Returns - The Teberg Fund		Label	1 Year	5 Years	10 Years
The Teberg Fund		Return Before Taxes	(22.47%)	6.66%	6.40%
The Teberg Fund | Return After Taxes on Distributions			(22.47%)	6.54%	5.48%
The Teberg Fund | Return After Taxes on Distributions and Sale of Fund Shares			(13.30%)	5.19%	4.64%
S&P 500 Total Return Index (reflects no deduction for fees, expenses, or taxes)	[1]		(18.11%)	9.42%	12.56%
Dow Jones Industrial Average (reflects no deduction for fees, expenses, or taxes)	[2]		(6.86%)	8.38%	12.30%
[1]	The S&P 500® Total Return Index is an unmanaged capitalization-weighted index of 500 stocks designed to represent the broad domestic economy. Investors may not invest in the index directly.
[2]	The Dow Jones Industrial Average is a price-weighted average of 30 blue-chip stocks that are generally the leaders in their industry. It has been a widely followed indicator of the stock market since October 1, 1928. Investors may not invest in the index directly.

After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).

The Teberg Fund | Cash Position Risk [Member]

●	Cash Position Risk: If the Fund invests a substantial portion of its assets in money market instruments for extended periods of time, including while the Fund is investing for temporary defensive purposes, it could reduce the Fund’s potential return and prevent the Fund from achieving its investment objective, as the limited returns of cash or money market instruments may lag other investments in a strong market.

The Teberg Fund | Fixed Income Risk [Member]

●	Fixed Income Risk: Typically, a rise in interest rates causes a decline in the value of fixed income securities. The value of fixed income securities typically falls when an issuer’s credit quality declines and may even become worthless if an issuer defaults. A rise in interest rates may result in a decline in the value of the bond investments held by the Fund.

The Teberg Fund | Foreign Investment Risk [Member]

●	Foreign Investment Risk: Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards. Investing in emerging markets imposes risks different from, or greater than, risks of investing in foreign developed countries.

The Teberg Fund | Industry Or Sector Emphasis Risk [Member]

●	Industry or Sector Emphasis Risk: To the extent that an Underlying Fund invests a substantial portion of its portfolio in a particular industry or sector, such Underlying Fund’s shares may be more volatile and fluctuate more than shares of an Underlying Fund investing in a broader range of securities.

The Teberg Fund | Junk Bond Risk [Member]

●	Junk Bond Risk: Lower-quality bonds, known as “high yield” or “junk” bonds, present greater risk than bonds of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Fund’s ability to sell its bonds. The lack of a liquid market for these bonds could decrease the Fund’s share price. These bonds are speculative investments.

The Teberg Fund | Large Capitalization Risk [Member]

●	Large Capitalization Risk: Large-capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities markets.

The Teberg Fund | Management Risk [Member]

●	Management Risk: The Adviser’s judgment about the attractiveness, value and potential appreciation of particular Underlying Funds, asset classes and securities in which the Fund invests may prove to be incorrect and may not produce the desired results.

The Teberg Fund | Market And Geopolitical Risk [Member]

●	Market and Geopolitical Risk: The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate change and climate-related events, pandemics, epidemics, terrorism, international conflicts, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets.

The Teberg Fund | Small And Medium Capitalization Company Risk [Member]

●	Small and Medium Capitalization Company Risk: Securities of small and medium capitalization companies may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

The Teberg Fund | Underlying Fund Risk [Member]

●	Underlying Fund Risk: Underlying Funds are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in other investment companies and may be higher than other mutual funds that invest directly in securities. The market value of ETF shares may differ from their net asset value. The strategy of investing in Underlying Funds could affect the timing, amount and character of distributions to you and therefore may increase the amount of taxes you pay. When the Fund invests in Underlying Funds that use margin, leverage and short sales, an investment in the Fund may be more volatile than investments in other mutual funds. Each investment company and ETF is subject to specific risks, depending on the nature of the fund.